Short-Term Investments	12 Months Ended
Mar. 31, 2025
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS
9.SHORT-TERM INVESTMENTS
Short-term investments consist of the following:

As at	March 31, 2025	March 31, 2024
Bonds	$316	$1,329
Money market instruments	4,762	30,620
	$5,078	$31,949
As at March 31, 2025, the bonds are in default and measured at fair value.